Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Benefit	Income tax benefit consists of the following:
	December 31, 2023	December 31, 2022
Current:
Federal	$—	$—
State	—	—
Foreign	—	—
Total Current	—	—
Deferred:
Federal	(224,224)	(456,438)
State	(65,914)	(64,694)
Total Deferred	(290,138)	(521,132)
Income tax benefit	$(290,138)	$(521,132)

Schedule of Provision for Income Taxes and the Statutory Tax Rate	Reconciliation between the effective tax rate on loss before provision for income taxes and the statutory tax rate is as follows:
12/31/2023
Income tax expense (benefit) at federal statutory rate	21.0%
State and local taxes	0.2%
Change in valuation allowance	(15.8)%
Change in state and local tax rates	0.9%
Permanent book to tax differences	(3.3)%
Provision to return adjustments	0.3%
Earnings of foreign subsidiary	(2.7)%
Earnings of captive insurance subsidiary	(0.1)%
Other - net	0.5%
Income tax expense (benefit)	1.0%
12/31/2022
Income tax expense (benefit) at federal statutory rate	21.0%
State taxes	0.2%
Change in valuation allowance	(20.4)%
Change in deferred tax liability	1.9%
Permanent differences	(1.4)%
Other - net	0.6%
Income tax expense (benefit)	1.9%

Schedule of Deferred Tax Assets	Temporary differences which give rise to a significant portion of deferred tax assets are as follows at:
	December 31, 2023	December 31, 2022
Deferred income tax assets (liabilities):
Startup costs	$1,016,420	$1,035,317
Stock compensation - RSAs	1,068,953	875,498
Net operating losses - Federal	10,130,630	6,204,900
Net operating losses - State and Local	1,820,726	1,264,598
Accrued expenses	—	—
Amortization	(898,046)	(1,217,409)
Depreciation	(257,764)	(262,179)
Operating lease assets	(587,268)	(813,972)
Operating lease liabilities	1,038,552	1,370,631
Deferred revenue	45,980	45,388
Allowance for Doubtful Accounts	(6,093)	—
	13,372,090	8,502,772
Less: Valuation allowance	(14,561,832)	(9,982,652)
Deferred tax liabilities, net	$(1,189,742)	$(1,479,880)